Summary of Business and Significant Accounting Policies - Stock Split (Details)	Feb. 28, 2020 shares	Jun. 30, 2020 shares	Feb. 27, 2020 shares	Jun. 30, 2019 shares
Accounting Policies [Abstract]
Stock split, conversion ratio	8
Common stock, shares authorized (in shares)	700,000,000.0	700,000,000	23,000,000.0	184,000,000